Common Stock	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Stockholders' Equity Note [Abstract]
COMMON STOCK

NOTE 8 - COMMON STOCK

During the three months ended March 31, 2022, Granite Global Value converted $152,880 of principal and interest into 16,146,666 shares of common stock.

During the three months ended March 31, 2022, Power Up Lending Group LTD converted $184,575 of principal and interest into 18,652,708 shares of common stock.

During the three months ended March 31, 2022, the Company issued 70,128,204 shares of common stock for the conversion of warrants.

During the three months ended March 31, 2022, the Company sold 114,000,000 shares of common stock for total cash proceeds of $855,000. The shares were sold pursuant to its Tier 2 of Regulation A Offering Statement.

NOTE 8 - COMMON STOCK

During the year ended December 31, 2021, Diamond Investments converted $110,250 of principal and $5,059 of interest, into 29,954,167 shares of common stock.

During the year ended December 31, 2021, Granite Global Value converted $229,798 and $43,164 of principal and interest, respectively, into 340,735,898 shares of common stock.

During the year ended December 31, 2021, Power Up Lending Group LTD converted $321,475 and $14,613 of principal and interest, respectively, into 37,976,371 shares of common stock.

During the year ended December 31, 2021, the Company issued 43,478,695 shares of common stock for the conversion of warrants.

During the year ended December 31, 2021, the Company sold 413,800,000 shares of common stock for total cash proceeds of $3,103,500. The shares were sold pursuant to its Tier 2 of Regulation A Offering Statement.

During the year ended December 31, 2020, Armada Capital Partners LLC converted $20,850 and $110 of principal and interest, respectively, into 5,202,346 shares of common stock. As of December 31, 2020, this loan has been fully converted.

During the year ended December 31, 2020, BHP Capital NY Inc converted $7,394 and $35 of principal and interest, respectively, into 1,919,620 shares of common stock. As of December 31, 2020, this loan has been fully converted.

During the year ended December 31, 2020, Jefferson Street Capital LLC converted $13,750 of principal and $2,205 of interest, respectively, into 3,989,090 shares of common stock. As of December 31, 2020, this loan has been fully converted.

During the year ended December 31, 2020, Odyssey Capital Funding LLC converted $35,000 of principal and $2,890 of interest, respectively, into 8,630,042 shares of common stock. As of December 31, 2020, this loan has been fully converted.

During the year ended December 31, 2020, 37,890,381 shares of common stock were issued in conversion of 50,262,343 warrants.

During the year ended December 31, 2020, Power Up Lending Group LTD converted $188,300 of principal and $7,650 of interest, respectively, into 62,639,262 shares of common stock. As of December 31, 2020, this loan has been fully converted.

During the year ended December 31, 2020, Granite Global Value converted $174,265 of principal into 116,523,399 shares of common stock.

During the year ended December 31, 2020, the Company sold 15,000,000 shares of common stock pursuant to the terms of its Form 1-A, Regulation A Offering Statement, for total cash proceeds of $75,000.

See Note 7 for stock issued to related parties.